Long-term Debt	12 Months Ended
Dec. 31, 2010
Long-term Debt
Long-term Debt
17.	Long-term Debt

The following table is a summary of long-term debt (net of unamortized original issue discount) as of December 31, 2009 and 2010:

	Interest rate	Maturity	2009	2010
	(In millions of Korean won)
Senior
Kookmin Bank
Won currency
Notes payable to Ministry of Finance and Economy	1.72%~5.00%	2011~2025	84,332	76,495
Notes payable to Korea Development Bank	2.00%~3.29%	2011~2019	47,406	56,252
Notes payable to other government funds	0.00%~4.25%	2011~2026	589,940	599,728
Notes payable to Industrial Bank of Korea	2.72%~3.49%	2011~2016	19,473	10,654
Floating rate finance debentures(1)	4.29%~12.00%	2011~2027	1,446,122	3,680,885
Finance debentures	2.94%~7.95%	2011~2013	21,218,836	11,300,682
Other notes payable	1.20%~5.40%	2011~2024	1,783,816	2,059,494

Subtotal			25,189,925	17,784,190

Foreign currency
Floating rate finance debentures(1)	0.49%~5.45%	2011~2012	2,462,677	1,263,080
Finance debentures	1.17%~5.88%	2011~2013	591,376	1,089,259
Floating rate notes payable(1)	0.69%~5.45%	2011~2012	1,420,185	1,340,895
Other notes payable	1.70%	2011	—	145,347

Subtotal			4,474,238	3,838,581

Subsidiaries
Finance debentures	5.30%~6.00%	2012~2017	800,000	50,000
Borrowings from other financial institutions in Won	1.00%~4.70%	2017~2022	50,461	27,551
Borrowings from Small and Medium Company Promotion Fund			17,692	—

Subtotal			868,153	77,551

Subordinated
Kookmin Bank
Won currency
Finance debentures	4.38~8.5%	2011~2039	9,042,350	8,386,090

Subsidiaries
Won Currency
Other borrowings			695	—

Gross long-term debt			39,575,361	30,086,412
Discount			(5,452)	(6,280)

Total long-term debt, net			39,569,909	30,080,132

(1)	Interest rates on floating rate debt are those rates in effect at December 31, 2010.

Long-term debt is predominately denominated in Won, U.S. dollars and Japanese yen with both fixed and floating interest rates. Floating rates are generally determined periodically by formulas based on certain money market rates tied to the three-month or six-month London Inter-bank Offered Rate ("LIBOR") and the monthly Public Fund Prime Rate published by the Korean government and are reset on a monthly, quarterly and semi-annual basis. The weighted-average interest rates for long-term debt were 5.18% and 5.08% as of December 31, 2009 and 2010, respectively.

Debt maturity schedule

The combined aggregate amounts of all long-term debt by contractual maturities as of December 31, 2010 were as follows:

(In millions of Korean won)
Due in 2011	10,011,500
Due in 2012	7,387,991
Due in 2013	2,075,068
Due in 2014	4,767,098
Due in 2015	377,793
Thereafter	5,466,962

Gross long-term debt	30,086,412
Discount	(6,280)

Total long-term debt, net	30,080,132

Certain borrowing agreements of the Company contain covenants that limit the Company's ability to pledge the assets to secure indebtedness, to dispose, sell or transfer assets or to enter into arrangements having a similar effect. As of December 31, 2008, the Company had failed to comply with the covenants due to financing activities undertaken in the ordinary course of the Company's business activities.

Consequently, during the first quarter of 2009, the Company amended covenants contained in certain borrowings as of December 31, 2008 and the Company repaid the borrowings whose agreements were not amended. As of December 31, 2010, the Company is in compliance with the covenants contained in the borrowing agreements.